BORROWINGS	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
BORROWINGS
BORROWINGS

Borrowings are comprised of the following for the years ended:

		December 31, 2018		December 31, 2017
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
Senior Unsecured Notes (a)	October 2026	7.00%	245,252	—	—
2018 Credit Facility (b)	June 2023	4.26%	219,084	—	—
2014 Revolving Credit Facility (c)	Repaid in 2018	4.91%	—	3.39%	254,773
2018 Powerband Credit Facility (d)	Various until August 2023	9.91%	16,338	—	—
Powerband Revolving Line of Credit (e)	Repaid in 2018	9.15%	—	8.75%	9,563
2018 Capstone Credit Facility (f)	June 2023	7.63%	7,585	—	—
Forgivable government loans (g)	January 2024 and 2026	1.25%	6,014	1.25%	4,660
Finance lease liabilities (h)	Various until June 2022	3.82%	5,712	3.11%	8,817
Term and other loans (i)	Repaid in 2018	—	—	9.05%	1,650
Total borrowings			499,985		279,463
Less: current borrowings			14,389		14,979
Total long-term borrowings			485,596		264,484
The aggregate principal amounts of the related borrowings in the table above are presented net of debt issuance costs of $7.1 million and $1.4 million as of December 31, 2018 and 2017, respectively, and imputed interest of $0.4 million and $0.3 million December 31, 2018 and 2017, respectively, totalling $6.7 million and $1.1 million as of December 31, 2018 and 2017, respectively.
Repayments of borrowings are due as follows:

	Finance lease liabilities	Other borrowings
	$	$
2019	1,627	12,948
2020	839	13,631
2021	688	17,006
2022	2,914	18,780
2023	136	188,223
Thereafter	34	250,826
Total payments	6,238	501,414
Interest expense included in minimum lease payments	526	—
Total	5,712	501,414

(a)	Senior Unsecured Notes
On October 15, 2018, the Company completed the private placement of $250 million aggregate principal amount of senior unsecured notes due October 15, 2026 ("Senior Unsecured Notes") with certain guarantors and Regions Bank, as Trustee. The Company incurred debt issue costs of $5.1 million which were capitalized and are being amortized using the straight-line method over the eight-year term. The Company used the net proceeds to partially repay borrowings under the 2018 Credit Facility (defined below) and to pay related fees and expenses, as well as for general corporate purposes. The Senior Unsecured Notes bear interest at a rate of 7.00% per annum, payable semi-annually, in cash, in arrears on April 15 and October 15 of each year, beginning on April 15, 2019.
As of December 31, 2018, the Senior Unsecured Notes outstanding balance amounted to $250.0 million ($245.3 million, net of $4.7 million in unamortized debt issue costs).
On or after October 15, 2021, the Company may redeem the Senior Unsecured Notes at its option, in whole or in part, on certain redemption dates and at certain redemption prices specified in the indenture, plus any accrued and unpaid interest. If the Company experiences a change of control, it may be required to offer to repurchase the Senior Unsecured Notes at a purchase price equal to 101% of their aggregate principal amount plus any accrued and unpaid interest up to, but excluding, the date of such repurchase.
The indenture contains usual and customary incurrence based covenants which are generally less restrictive than covenants under the 2018 Credit Facility and, among other things, limit the Company's ability to incur additional debt; pay dividends, redeem stock or make other distributions; enter into certain types of transactions with affiliates; incur liens on assets; make certain restricted payments and investments; engage in certain asset sales, including sale and leaseback transactions; agree to certain restrictions on the ability of restricted subsidiaries to make payments to the Company; and merge, consolidate, transfer or dispose of substantially all assets. Certain of these covenants will be suspended if the Senior Unsecured Notes are assigned an investment grade rating by Standard & Poor's Rating Services and Moody's Investors Services, Inc. None of these covenants are considered restrictive to the Company’s operations and as of December 31, 2018, the Company was in compliance with all of these debt covenants. The Senior Unsecured Notes are guaranteed by all direct and indirect subsidiaries of the Parent Company that are borrowers or guarantors under the 2018 Credit Agreement. Under the terms of the indenture, any direct or indirect subsidiaries that in the future become borrowers or guarantors under the 2018 Credit Agreement shall also be guarantors of the Senior Unsecured Notes.

(b)	2018 Credit Facility
On June 14, 2018, the Company entered into a five-year, $600.0 million credit facility (“2018 Credit Facility”) with a syndicated lending group, refinancing and replacing the Company's previous $450.0 million credit facility that was due to mature in November 2019 ("2014 Revolving Credit Facility").
In securing the 2018 Credit Facility, the Company incurred debt issue costs amounting to $2.7 million which were capitalized and are being amortized using the straight-line method over the five-year term.
The 2018 Credit Facility consists of a $400.0 million revolving credit facility (“2018 Revolving Credit Facility”) and a $200.0 million term loan (“2018 Term Loan”). The 2018 Term Loan amortizes $65.0 million until March 2023 ($5.0 million in 2018, $10.0 million in 2019, $12.5 million in 2020, $15.0 million in 2021, $17.5 million in 2022, and $5.0 million in 2023), and the remaining balance of the 2018 Credit Facility is due upon maturity in June 2023. The 2018 Credit Facility also includes an incremental accordion feature of $200.0 million, which enables the Company to increase the limit of this facility (subject to the credit agreement's terms and lender approval) if needed. The 2018 Credit Facility matures on June 14, 2023 and bears an interest rate based, at the Company’s option, on the London Inter-bank Offered Rate ("LIBOR"), the Federal Funds Rate, or Bank of America’s prime rate, plus a spread varying between 25 and 250 basis points (250 basis points as of December 31, 2018) depending on the debt instrument's benchmark interest rate and the consolidated secured net leverage ratio.
As of December 31, 2018, the 2018 Term Loan's outstanding principal balance amounted to $195.0 million and the 2018 Revolving Credit Facility’s outstanding principal balance amounted to $26.4 million, for a total gross outstanding principal balance under the 2018 Credit Facility of $221.4 million (net outstanding principal balance of $219.1 million, net of $2.3 million in unamortized debt issue costs). Standby letters of credit totalled $7.4 million resulting in total utilization under the 2018 Credit Facility of $228.8 million. Accordingly, the unused availability under the 2018 Credit Facility as of December 31, 2018 amounted to $366.2 million.
The 2018 Credit Facility is secured by a first priority lien on all personal property of the Company and all current and future material subsidiaries who are borrowers or guarantors under the facility.
The 2018 Credit Facility has two financial covenants, a consolidated secured net leverage ratio not to be more than 3.50 to 1.00, with an allowable temporary increase to 4.00 to 1.00 for the quarter in which the Company consummates an acquisition with a price not less than $50 million and the following three quarters, and a consolidated interest coverage ratio not to be less than 3.00 to 1.00. The Company was in compliance with the consolidated secured net leverage ratio and consolidated interest coverage ratio, which were 1.42 and 7.17, respectively, as of December 31, 2018. In addition, the 2018 Credit Facility has certain non-financial covenants, such as covenants regarding indebtedness, investments, and asset dispositions. The Company was in compliance with all covenants as of and for the year ended December 31, 2018.

(c)	2014 Revolving Credit Facility
On June 14, 2018, the 2014 Revolving Credit Facility's outstanding balance of $304.7 million was repaid in full resulting in satisfaction and discharge of the first priority lien. A corresponding write-off of debt issue costs of $1.0 million was recorded as interest expense under the caption finance costs in earnings.
In November 2014, the Company secured the 2014 Revolving Credit Facility, a five-year, $300.0 million revolving credit facility with a syndicate of financial institutions. On June 9, 2017, the Company amended the 2014 Revolving Credit Facility to increase its borrowing limit by $150.0 million, bringing the 2014 Revolving Credit Facility credit limit to $450.0 million. The credit agreement also included an incremental accordion feature of $150.0 million, which would have enabled the Company to increase the limit of the 2014 Revolving Credit Facility, subject to the credit agreement’s terms and lender approval, if needed.
The 2014 Revolving Credit Facility bore interest based primarily on the LIBOR, or other floating rate for credit loans denominated in an alternative currency, plus a spread varying between 100 and 225 basis points depending on the consolidated total leverage ratio (175 basis points as of December 31, 2017). Revolving credit loans denominated in the alternative currency of Canadian dollars bore interest primarily at the Canadian Dollar Offer Rate ("CDOR") plus the applicable margin mentioned above and any mandatory costs. As of December 31, 2017, the 2014 Revolving Credit Facility’s total utilization amounted to $272.5 million, which consisted of $256.2 million of borrowed funds ($254.8 million, net of $1.4 million in unamortized debt issue costs) and $16.3 million in standby letters of credit.
The 2014 Revolving Credit Facility was secured by a first priority lien on substantially all personal property of the Company and all current and future material subsidiaries who are borrowers or guarantors under the facility.
The 2014 Revolving Credit Facility had, in summary, three financial covenants: (i) a consolidated total leverage ratio not to be greater than 3.25 to 1.00, with an allowable temporary increase to 3.75 to 1.00 for the four quarters following an acquisition with a price not less than $50.0 million, (ii) a consolidated debt service ratio not to be less than 1.50 to 1.00, and (iii) the aggregated amount of all capital expenditures in any fiscal year may not exceed $100.0 million.

(d)	2018 Powerband Credit Facility
On July 4, 2018, Powerband, one of the Company's subsidiaries, entered into an Indian Rupee ("INR") 1,300.0 million ($19.0 million) credit facility (“2018 Powerband Credit Facility”) subsequently replacing Powerband's previous outstanding debt consisting of a term loan and revolving line of credit ("Powerband Revolving Line of Credit"). In December 2018, Powerband amended the 2018 Powerband Credit Facility to reallocate and increase its credit limit by INR 100 million ($1.4 million), bringing the total 2018 Powerband Credit Facility limit to INR 1,400.0 million ($19.3 million).
The 2018 Powerband Credit Facility is guaranteed by the Parent Company, and local assets (carrying amount of $30.2 million as of December 31, 2018) are required to be pledged. Powerband is prohibited from granting liens on its assets without the consent of the lender under the 2018 Powerband Credit Facility. Funding under the 2018 Powerband Credit Facility is not committed and could be withdrawn by the lender with 10 days' notice. Additionally, under the terms of the 2018 Powerband Credit Facility, Powerband's debt to net worth ratio (as defined by the credit agreement) must be maintained below 3.00. Powerband was in compliance with the debt to net worth ratio (2.07 as of December 31, 2018) as of and for the year ended December 31, 2018.
As of December 31, 2018, the 2018 Powerband Credit Facility credit limit was INR 1,400.0 million ($20.0 million), consisting of:

•
INR 960.0 million ($13.7 million) demand term loan (“2018 Powerband Demand Term Loan”) restricted for capital projects with a bullet repayment after five years and bears interest based on the prevailing Indian Marginal Cost-Lending Rate ("IMCLR"), maturing in August 2023;

•
INR 65.0 million ($0.9 million) term loan ("2018 Powerband Term Loan") restricted for capital projects, payable in monthly installments over four years and bears interest based on the prevailing IMCLR, maturing in December 2021;

•
INR 175.0 million ($2.5 million) working capital loan facility (“2018 Powerband Working Capital Loan Facility”) that renews annually and is due upon demand and bears interest based on the prevailing IMCLR; and

•	INR 200 million ($2.9 million) bridge loan ("2018 Powerband Bridge Loan") restricted for capital projects and bears interest based on the prevailing IMCLR, maturing in June 2019.
As of December 31, 2018, the 2018 Powerband Demand Term Loan's outstanding balance amounted to INR 960.0 million ($13.7 million), the 2018 Powerband Term Loan's outstanding balance amounted to INR 61.0 million ($0.9 million), the 2018 Powerband Working Capital Loan Facility’s outstanding balance was INR 26.9 million ($0.4 million), and the 2018 Powerband Bridge Loan outstanding balance was INR 100 million ($1.4 million), for a total gross outstanding balance under the 2018 Powerband Credit Facility of INR 1,147.9 million ($16.4 million). Net of INR 5.5 million ($0.1 million) unamortized debt issue costs, the 2018 Powerband Credit Facility outstanding balance was INR 1,142.4 million ($16.3 million). Including INR 30.2 million ($0.4 million) in standby letters of credit, total utilization under the 2018 Powerband Credit Facility amounted to INR 1,178.1 million ($16.8 million). Accordingly, the 2018 Powerband Credit Facility's unused availability as of December 31, 2018 amounted to INR 221.9 million ($3.2 million).
USD amounts presented above are translated from INR and are impacted by fluctuations in the USD and INR exchange rates.

(e)	Powerband Revolving Line of Credit
Prior to entering into the 2018 Powerband Credit Facility discussed above, Powerband maintained the Powerband Revolving Line of Credit bearing interest based on the prevailing IMCLR plus a premium of 0.60%. The Powerband Revolving Line of Credit had an outstanding balance of INR 610.6 million ($9.6 million) as of December 31, 2017. The Powerband Revolving Line of Credit was repaid in full in 2018.

(f)	2018 Capstone Credit Facility
On February 6, 2018, Capstone, one of the Company's subsidiaries, entered into an INR 975.0 million ($15.0 million) credit facility ("2018 Capstone Credit Facility"). The 2018 Capstone Credit Facility consists of an INR 585.0 million ($9.0 million) term loan facility ("Capstone Term Loan Facility") for financing capital expenditures and INR 390.0 million ($6.0 million) working capital facility ("Capstone Working Capital Facility") and bears interest based on the prevailing IMCLR. The 2018 Capstone Credit Facility matures in June 2023. Funding under the Capstone Term Loan Facility is committed, while the Capstone Working Capital Facility is uncommitted. Borrowings under the 2018 Capstone Credit Facility mature in June 2023, are guaranteed by the Parent Company, and are otherwise unsecured.
As of December 31, 2018, the 2018 Capstone Credit Facility credit limit was INR 975.0 million ($13.9 million). The Capstone Term Loan Facility had an outstanding balance of INR 422.4 million ($6.0 million), and the Capstone Working Capital Facility outstanding balance was INR 108.0 million ($1.6 million) for a total gross outstanding amount of INR 530.4 million ($7.6 million). Including INR 44.5 million ($0.6 million) in standby letters of credit, total utilization under the 2018 Capstone Credit Facility amounted to INR 574.9 million ($8.2 million). Accordingly, as of December 31, 2018, the 2018 Capstone Credit Facility's unused availability was INR 400.1 million ($5.7 million), comprised of committed availability equaling INR 162.6 million ($2.3 million) and uncommitted availability amounting to INR 237.5 million ($3.4 million).
USD amounts presented above are translated from INR and are impacted by fluctuations in the USD and INR exchange rates.

(g)	Forgivable government loans
In August 2015, one of the Company’s wholly-owned subsidiaries entered into a partially forgivable loan. The loan was entered into with Agencia para Investmento Comercio Externo de Portugal, EPE ("AICEP"), the Portuguese agency for investment and external trade, as part of financing a capital expansion project. Based on the terms of the agreement, 50% of the loan will be forgiven in 2020 based on satisfying certain 2019 targets, including financial metrics and headcount additions. The partially forgivable loan is non-interest bearing with semi-annual installments of principal due from July 2018 through January 2024.
To reflect the benefit of the interest-free status, the loan was discounted to its estimated fair value using a discount rate of 1.25% which reflects the borrowing cost of the Company’s wholly-owned subsidiary. The loan had an outstanding balance of €4.4 million ($5.1 million) as of December 31, 2018 and €4.4 million ($5.0 million) as of December 31, 2017. The difference between the gross proceeds and the fair value of the loan, which totalled €4.3 million ($4.9 million) as of December 31, 2018 (€3.8 million ($4.7 million) as of December 31, 2017) is the benefit derived from the interest-free loan and is recognized as deferred income in the Company's consolidated balance sheet in the caption other liabilities in the amount of $0.3 million as of December 31, 2018 and 2017.
In February 2018, the same subsidiary entered into a second partially forgivable loan with the AICEP for up to €8.2 million ($10.2 million) to finance an additional capital expansion project. Based on the terms of the agreement, 60% of the loan will be forgiven in 2022 based on satisfying certain 2021 targets, including financial metrics and headcount additions. The partially forgivable loan is non-interest bearing and semi-annual installments of principal are due beginning in December 2020 through June 2026.
To reflect the benefit of the interest-free status, the loan was discounted to its estimated fair value using a discount rate of 1.25% which reflects the borrowing cost of the Company’s wholly-owned subsidiary. The loan had an outstanding balance of €1.0 million ($1.2 million) as of December 31, 2018. The difference between the gross proceeds and the fair value of the loan, which totalled €0.9 million ($1.1 million) as of December 31, 2018 is the benefit derived from the interest-free loan and is recognized as deferred income in the Company's consolidated balance sheet in the caption other liabilities in the amount of $0.1 million as of December 31, 2018.
USD amounts presented above are translated from Euros and are impacted by fluctuations in the USD and Euro exchange rates.
When the capital expansion assets are placed into service, the deferred income will be recognized in earnings through cost of sales on a systematic basis over the related assets’ useful lives. In addition, imputed interest expense will be recorded over the life of the loans so that at the end of the loan periods the amounts to be reimbursed will equal the nominal amounts. Interest expense of less than $0.1 million was recognized on these loans during the years ended December 31, 2018 and 2017.

(h)	Finance lease liabilities
The Company has obligations under finance lease liabilities for the rental of a building, computer hardware, manufacturing equipment and office equipment, payable in monthly installments, including interest, ranging from $238 to $263,450 for 2018 and from $127 to $263,450 for 2017. In addition, a $2.5 million lump sum payment is due in June 2022 under one of the lease liabilities. The finance lease liabilities are secured by the assets under lease with the following carrying amounts included in property, plant and equipment for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Buildings	1,526	1,978
Manufacturing equipment (1)	18,233	19,304
Furniture, office equipment, and other	301	—
	20,060	21,282

(1)
The finance lease liabilities related to manufacturing equipment include a secured debt equipment finance agreement for qualifying US capital expenditures during the period of May 2012 through March 31, 2014 totalling $25.7 million, payable in monthly installments ranging from $39,329 to $263,450, including interest, over the applicable terms. The terms of the arrangement include multiple individual finance leases, each of which has a term of 60 months and a fixed interest rate of 2.74%, 2.90%, and 2.95% for leases scheduled prior to January 1, 2013, January 1, 2014, and March 31, 2014, respectively. The finance lease agreements are secured by equipment with a net book value of $16.8 million as of December 31, 2018 ($18.9 million as of 2017).

(i)	Term and other loans
Prior to entering into the 2018 Powerband Credit Facility, as discussed above, Powerband maintained a term loan which was repayable in 61 monthly installments and bore interest based on the prevailing IMCLR, plus a premium of 0.90%. The loan totalled $1.2 million (INR 79.3 million) as of December 31, 2017 and was repaid in full in 2018.
Reconciliation of liabilities arising from financing activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding finance lease liabilities)	Borrowings, current (excluding finance lease liabilities)	Finance lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2016	163,648	1,912	14,265	179,825
Cash flows:
Proceeds	225,498	31,523	—	257,021
Repayments	(132,273)	(24,112)	(5,722)	(162,107)
Debt issuance costs	(683)	—	—	(683)
Non-cash:
New finance leases	—	—	276	276
Additions through business acquisitions	—	559	—	559
Amortization of debt issuance costs	651	—	—	651
Foreign exchange and other	3,675	248	(2)	3,921
Reclassification	(216)	216	—	—
Balance as of December 31, 2017	260,300	10,346	8,817	279,463

	Borrowings, non-current (excluding finance lease liabilities)	Borrowings, current (excluding finance lease liabilities)	Finance lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2017	260,300	10,346	8,817	279,463
Cash flows:
Proceeds	942,881	49,036	—	991,917
Repayments	(710,567)	(47,109)	(4,946)	(762,622)
Debt issuance costs	(7,862)			(7,862)
Non-cash:
New finance leases	—	—	1,585	1,585
Additions through business acquisitions	346	728	200	1,274
Amortization of debt issuance costs	861	—	—	861
Write-off of debt issuance costs	1,045	—	—	1,045
Foreign exchange and other	(5,009)	(723)	56	(5,676)
Reclassification	(670)	670	—	—
Balance as of December 31, 2018	481,325	12,948	5,712	499,985